Supplementary Information To Condensed Consolidated Statements Of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in non-cash working capital
Inventory	$ (84)	$ 6
Receivables and other current assets	(364)	187
Accounts payable	289	55
Other current liabilities	7	(31)
Total non-cash working capital	(152)	217
Supplemental disclosure of cash paid:
Interest	603	679
Income Taxes	24	(148)
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	214	199
Reclassification of long-term debt from current to non-current	0	256
(Decrease) Increase in accrued capital expenditures	$ (45)	$ 17